RELATED PARTY TRANSACTIONS - Deposit and Checking Accounts (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Deposits	$ 78,977,702	$ 78,114,605
Affiliates | SBNA
Related Party Transaction [Line Items]
Deposits	$ 347,000	$ 256,900